Document and Entity Information	Jun. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2026
Entity File Number	000-56690
Entity Registrant Name	EWSB Bancorp, Inc.
Entity Central Index Key	0002013792
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	109 West Second Street
Entity Address, City or Town	Kaukauna
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54130
City Area Code	920
Local Phone Number	766-4646
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	STOCK
Trading Symbol	EWSB